GENERAL - (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2022	Jul. 29, 2024	Jun. 30, 2024	Dec. 31, 2023
General
Accumulated deficit			$ (532,584)	$ (511,323)
C F Principal Investments Llc [Member]
General
Amount of ordinary shares issue and sell	$ 77,250
Aggregate gross proceeds of amount of ordinary shares issue and sell	$ 75,000
Alliance Global Partners [Member] | Events After Reporting [Member]
General
Aggregate offering price of ordinary Shares		$ 7,100